CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cash flows from/used in operating activities:
Net income/(loss)	$ 29.8	$ (56.4)	[1]	$ (239.5)	[1]
Proportion due to non-controlling interest	0.0	0.0		1.2
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and amortization	53.3	45.8		39.8
Impairment of lease assets	0.4	12.9		12.3
Amortization of right-of-use operating lease assets	12.0	11.8		13.4
Interest on operating lease liabilities	5.5	5.5		4.6
Realized and unrealized investment gains	(56.2)	(98.5)		(97.1)
Realized and unrealized investment losses	47.4	27.4		10.9
Deferred tax expense/(benefit)	(3.2)	(1.0)	[1]	24.7	[1]
Change in fair value of loan notes issued by variable interest entities	0.0	0.0		3.1
Net realized and unrealized investment foreign exchange (gains)/losses (1)	13.0	(25.3)	[1]	27.9	[1]
Net change from current period hedged transactions	(6.2)	0.3		4.8
Unrealized (gain)/loss on real estate fund in net investment income	(20.5)	0.0		0.0
Insurance reserves:
Losses and loss adjustment expenses	483.3	146.9		(203.0)
Unearned premiums	310.2	68.0		18.0
Reinsurance recoverables:
Unpaid losses	109.5	864.9		236.3
Ceded unearned premiums	(143.1)	(9.6)		116.0
Other receivables	(19.4)	(17.4)		(0.4)
Deferred policy acquisition costs	13.2	(13.3)		(41.1)
Reinsurance premiums payable	1.2	129.7	[1]	19.5	[1]
Funds withheld	(5.7)	(13.0)	[1]	6.8	[1]
Premiums receivable	(142.9)	79.9		142.8
Income tax payable	(7.6)	7.6	[1]	(1.2)	[1]
Accrued expenses and other payable	73.5	2.4		(19.3)
Fair value of derivatives and settlement of liabilities under derivatives	13.6	(87.5)		73.8
Long-term debt and loan notes issued by variable interest entities	0.0	0.1		0.1
Operating lease liabilities	(17.5)	(17.3)		(18.0)
Other assets	0.1	(6.8)		(1.6)
Net cash from/(used in) operating activities	524.7	(672.7)		(337.8)
Cash flows from investing activities:
(Purchases) of fixed income securities — Available for sale	(2,217.3)	(1,632.0)		(1,650.7)
(Purchases) of fixed income securities — Trading	(866.4)	(281.9)		(1,169.1)
Proceeds from sales and maturities of fixed income securities — Available for sale	1,538.1	2,415.8		2,105.3
Proceeds from sales and maturities of fixed income securities — Trading	548.2	554.4		1,302.7
Net proceeds/(purchases) of catastrophe bonds — Trading	14.3	9.8		7.5
(Purchases) of short-term investments — Available for sale	(17.2)	(216.1)		(182.7)
Proceeds from sale of short-term investments — Available for sale	99.6	246.1		159.0
(Purchases) of short-term investments — Trading	(26.8)	(58.3)		(193.6)
Proceeds from sale of short-term investments — Trading	60.8	103.8		141.1
(Purchases) of privately-held investments — Trading	(205.1)	(92.8)		(287.3)
Proceeds from sale of privately-held investments — Trading	182.1	64.9		9.8
Net change in (payable)/receivable for securities (purchased)/sold	26.6	1.5		(0.4)
(Purchases) of other investments	(20.0)	0.0		0.0
Net proceeds from sales of other investments	0.0	71.1		0.0
(Net) purchases of equipment	(64.5)	(40.7)		(22.2)
Investment in multiline reinsurer	(2.5)	(0.5)		0.0
Net sales/(purchases) of investments, equity method	(0.2)	6.1		(1.1)
Net cash (used in)/from investing activities	(950.3)	1,151.2		218.3
Cash flows from financing activities:
Proceeds from the net issuance of ordinary shares, net of issuance costs	0.0	0.0		1.4
Ordinary shares canceled	0.0	0.0		(0.1)
Capital contribution	45.0	268.0		0.0
Preference share (redemption)	0.0	0.0		(241.6)
Buy-out of minority interest	0.0	0.0		(0.8)
Repayment of long-term debt issued by Silverton	0.0	0.0		(7.7)
Dividends paid on preference shares	(44.5)	(44.5)		(35.9)
Long-term debt repayment	0.0	0.0
Make-whole payment	0.0	0.0
Cash paid for tax withholding purposes	0.0	0.0		(2.8)
Net cash from financing activities	0.5	223.5		65.2
Effect of exchange rate movements on cash and cash equivalents	(8.1)	14.8		1.1
Increase (decrease) in cash and cash equivalents	(433.2)	716.8		(53.2)
Cash and cash equivalents at beginning of period	1,747.3	1,030.5		1,083.7
Cash and cash equivalents at end of period	1,314.1	1,747.3		1,030.5
Supplemental disclosure of cash flow information:
Net cash paid/(received) during the period for income taxes	15.7	15.0		(4.7)
Cash paid during the period for interest	$ 14.0	$ 14.0		$ 19.0

[1]	Net loss, deferred tax expense/(benefit), net realized and unrealized exchange gains/(losses), income tax payable and underwriting premium receivable have been corrected to account for the correction mentioned on the pages of the consolidated balance sheet and the consolidated statement of operations and other comprehensive income. These corrections have had no impact on the overall cashflow from operating, investing, or financing activities.